UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  06/30/02

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		D. J. St. Germain Co., Inc.
Address: 	1500 Main Street
		Springfield, MA 01115


13F File Number:  28-06725

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	R. Gregory Gale
Title:	VP, Corporate Operations
Phone:	413-733-5111

Signature, Place, and Date of Signing:

	R. Gregory Gale             Springfield, MA            07/30/02


Report Type (Check only one.):

[XX]	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[  ]	13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[  ]	13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:	"0"

Form 13F Information Table Entry Total:	47

Form 13F Information Table Value Total:	$453095
					(thousands)


List of Other Included Managers:

"NONE"

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABORATORIES (ABT)      COM              002824100    11456 304289.00SH       SOLE                304289.00
ALBERTSONS INC COM             COM              013104104     6159 202213.00SH       SOLE                202213.00
ALLSTATE CORP (ALL)            COM              020002101     8469 229028.00SH       SOLE                229028.00
AMERICAN EXPRESS CO COM        COM              025816109    11775 324204.00SH       SOLE                324204.00
AMERICAN INT'L GROUP, INC(AIG) COM              026874107    17657 258786.00SH       SOLE                258786.00
ANHEUSER BUSCH COS INC (BUD)   COM              035229103     2334 46675.00 SH       SOLE                 46675.00
AT&T CORP.(T)                  COM              001957109     2237 209063.00SH       SOLE                209063.00
AT&T WIRELESS SVCS INC COM     COM              00209A106      142 24304.00 SH       SOLE                 24304.00
BANK NEW YORK INC COM          COM              064057102     4769 141291.00SH       SOLE                141291.00
BANK ONE CP-NEW (ONE)          COM              06423A103     1951 50690.00 SH       SOLE                 50690.00
BP AMOCO P L C SPONSORED ADR   COM              055622104      210  4169.00 SH       SOLE                  4169.00
CARDINAL HEALTHCARE            COM              14149Y108    23032 375059.00SH       SOLE                375059.00
CARNIVAL CORP.(CCL)            COM              143658102     4890 176610.00SH       SOLE                176610.00
CHEVRONTEXACO CORP COM         COM              166764100    23061 260573.00SH       SOLE                260573.00
CITIGROUP, INC.                COM              172967101    18268 471419.93SH       SOLE                471419.93
COMPUTER SCIENCES CORP COM     COM              205363104     9683 202567.00SH       SOLE                202567.00
CONAGRA, INC.(CAG)             COM              205887102     1788 64659.00 SH       SOLE                 64659.00
CROWN CORK & SEAL INC (CCK)    COM              228255105      474 69175.00 SH       SOLE                 69175.00
DANA CORP COM                  COM              235811106     3163 170675.00SH       SOLE                170675.00
DEERE & CO (DE)                COM              244199105     4172 87095.00 SH       SOLE                 87095.00
DONNELLEY R R & SONS COM       COM              257867101      414 15025.00 SH       SOLE                 15025.00
DUKE ENERGY CORP. (DUK)        COM              264399106    22513 723900.00SH       SOLE                723900.00
DUPONT E.I.DE NEMOU (DD)       COM              263534109     8271 186282.00SH       SOLE                186282.00
EXXONMOBIL CORP (XOM)          COM              30231G102    12667 309559.00SH       SOLE                309559.00
FEDERAL NATL MTG ASSN.(FNM)    COM              313586109    14347 194529.00SH       SOLE                194529.00
FORD MOTOR CO (F)              COM              345370860     4718 294874.00SH       SOLE                294874.00
GENERAL ELECTRIC CO. (GE)      COM              369604103    19380 667122.00SH       SOLE                667122.00
ILLINOIS TOOL WKS INC COM      COM              452308109     9134 133738.00SH       SOLE                133738.00
INTEL CORP (INTC)              COM              458140100    19392 1061385.00SH      SOLE               1061385.00
INTERNATIONAL BUS MACH COM     COM              459200101     8056 111891.00SH       SOLE                111891.00
KIMBERLY-CLARK CORP.(KMB)      COM              494368103    27428 442387.00SH       SOLE                442387.00
MARRIOTT INTL INC NEW CL A     COM              571903202    12363 324925.00SH       SOLE                324925.00
MASCO CORP.(MAS)               COM              574599106    12574 463807.00SH       SOLE                463807.00
MATTEL, INC (MAT)              COM              577081102     4081 193600.00SH       SOLE                193600.00
MAY DEPT STORES CO COM         COM              577778103     4534 137700.00SH       SOLE                137700.00
MERCK & CO., INC (MRK)         COM              589331107      205  4053.00 SH       SOLE                  4053.00
MICROSOFT CORP COM             COM              594918104    26072 476644.00SH       SOLE                476644.00
NORFOLK SOUTHERN CORP (NSC)    COM              655844108     1988 85032.00 SH       SOLE                 85032.00
PEPSICO INC COM                COM              713448108    13125 272313.00SH       SOLE                272313.00
PFIZER, INC (PFE)              COM              717081103    21048 601370.00SH       SOLE                601370.00
PITNEY BOWES INC COM           COM              724479100    10365 260963.00SH       SOLE                260963.00
SCHERING PLOUGH CORP COM       COM              806605101    12911 524853.00SH       SOLE                524853.00
SOUTHWEST AIRLINES (LUV)       COM              844741108    11133 688913.00SH       SOLE                688913.00
UNITED PARCEL SERVICE CL B     COM              911312106     8166 132250.00SH       SOLE                132250.00
WACHOVIA CORP (WB)             COM              929903102     2030 53175.00 SH       SOLE                 53175.00
WELLS FARGO & CO (WFC)         COM              949746101     9914 198040.00SH       SOLE                198040.00
CHITTENDEN CORPORATION (CHZ)   COM - ON DEPOSIT 170228100      574 19795.00 SH       SOLE                 19795.00